FAIR VALUE MEASUREMENTS - Unobservable inputs (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Dec. 31, 2021 $ / shares Y	Mar. 08, 2021 USD ($) $ / shares
Public Warrants
FAIR VALUE MEASUREMENTS
Contractual term of warrants	5 years
Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Contractual term of warrants	5 years
Level 3 | Maximum | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Period until the expected close of the transaction, considered for determination of expected term	6 months
Level 3 | Minimum | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Period until the expected close of the transaction, considered for determination of expected term	3 months
Stock price | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input			10.09		9.90	10.02
Strike price | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input			11.50		11.50	11.50
Probability of completing a Business Combination | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input				0.40	1	0.900
Remaining term (in years) | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input		2.89		0.0289	5.0	5.5
Volatility | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input				0.0300	0.2200	0.1500
Risk-free rate | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input				0.0420	0.0126	0.0096
Fair value of warrants | Level 3 | Private Placement Warrants
FAIR VALUE MEASUREMENTS
Derivative Liability, Measurement Input			0.07		1.59	0.86